Income tax	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
8. Income tax

The components of income tax expense recognized in the consolidated and combined carve-out statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
Total current tax (benefit) expense	$505	—	$—
Deferred tax (benefit) expense for:
Change in temporary differences	417	13	—
Tax loss carry forward	(911)	—	—
Change in valuation allowance	494	(13)	—
Total deferred tax (benefit) expense	—	—	—
Total income tax (benefit) expense	$505	—	$—

Deferred tax (benefit) expense recognized in the consolidated combined carve-out statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
Cash flow hedge derivative financial instruments	$(2,540)	—	$—
Valuation allowance	650	—	—
Deferred tax (benefit) recognized in OCI	$(1,890)	—	$—

The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
Income before tax	$2,914	$40,527	$4,188
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	560	37	—
Permanent differences:
Tax deduction foreign exchange losses in local currency	—	(2,544)	—
Non deductible withholding taxes	179	187	—
Tax credits and exemptions	(1,497)	—	—
Non deductible other financial items	520	—	—
Non deductible foreign exchange loss	61	—	—
Other non deductible costs	188	44	—
Deferred tax asset not probable of realization	—	2,289	—
Adjustment for valuation allowance	494	(13)	—
Tax expense (benefit) for year recognized in net income	$505	$—	$—

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Current deferred tax assets:
Unbilled construction contract income	$—	$21
Direct financing lease	80	—
Accrued liabilities and other payables	500	11
Derivative financial instruments	1,169	—
Current valuation allowance	(1,399)	(32)
Long-term deferred tax assets:
Newbuildings	—	7,359
Direct financing lease	6,589	—
Derivative financial instruments	1,097	—
Other equipment	6	—
Prepaid and deferred revenue	—	233
Tax loss carry forward	911	—
Long term valuation allowance	(6,882)	(7,104)
Current deferred tax liabilities:
Accrued liabilities and other receivables	(32)	(64)
Long term deferred tax liabilities:
Deferred debt issuance cost	(149)	(276)
Deferred charges	—	(148)
Deferred tax assets (liabilities), net	$1,890	$—

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of its subsidiary incorporated in Singapore and its FSRU-owing entity incorporated in Indonesia. For the year ended December 31, 2014, the current tax expense relates to the Singapore subsidiary mainly due to internal interest income. For the year ended December 31, 2014, the FSRU-owning entity incorporated in Indonesia incurred a tax loss. The tax loss carryforward of $3,643 expires in 2019.

A valuation allowance for deferred tax assets is recorded when it is more-likely-than-not that some or all of the benefit will not be realized. Given the lack of historical operations in Indonesia, management of the Partnership concluded a valuation allowance should be established to reduce the deferred tax assets to the amount deemed more-likely-than-not of realization. A component of the deferred tax asset relates to the cash flow hedge of the interest rate swap with a term of over 11 years. Management concluded that approximately $1,900 of the deferred tax asset was more-likely-than-not of realization over the term of the swap and recognized a deferred tax asset for that amount. Deferred tax expenses for the change in the valuation allowance of $494 and $650 were recorded to income tax expense in the consolidated and combined statement of income and consolidated and combined statement of comprehensive income, respectively, for the year ended December 31, 2014.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. In 2013, a tax loss was incurred in Indonesia principally due to unrealized losses on foreign exchange that does not impact the income statement prepared in the functional currency of U.S. dollars. In 2014, the Indonesia authorities have approved the change of currency for tax reporting to U.S. dollars. Under existing tax law, it is not clear if the prior year tax loss carryforward from foreign exchange losses can be utilized when the tax reporting currency is subsequently changed. Due to the uncertainty of this tax position, a provision was recognized for the year ended December 31, 2013 and the resulting unrecognized tax benefit was $2,289. There was no change in the unrecognized tax benefits as of December 31, 2014.